Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Interest rate swaps	$ 2.1	$ 2.7
Pension obligation and other temporary differences	5.1	2.8
Tax loss carry forwards	31.7	47.9
Property, plant and equipment	1.4	1.5
Total deferred tax assets before valuation allowance	40.3	54.9
Valuation allowance	0.0	0.0
Total deferred tax assets before netting	40.3	54.9
Netting positions	(16.1)	(26.6)
Net deferred tax assets	24.2	28.3
Deferred tax liabilities:
Property, plant and equipment	86.0	81.6
Deferred foreign exchange results	0.0	1.1
Foreign exchange forward contracts	6.8	8.5
Other temporary differences	1.2	1.2
Total deferred tax liabilities before netting	94.0	92.4
Netting positions	(16.1)	(26.6)
Net deferred tax liabilities	$ 77.9	$ 65.8